Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

6.  Borrowings

The Company has borrowings with financial institutions. Some borrowings are secured. As of December 31, 2024 and 2023, time deposits with an aggregating book value of ¥6,156 thousand and ¥26,002 thousand, respectively, are pledged as collateral. Some borrowings are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. The borrowings accrue interest using fixed interest rates of 0.21% – 1.60% and 0.21% – 3.30% per annum as of December 31, 2024 and 2023, respectively. Debt issuance costs related to these borrowings are immaterial.

The Company issued corporate convertible bonds in the aggregate amount of ¥500,000 thousand to Kufu Company Inc., a Japanese company, in December 2022. The bonds are unsecured, accrue interest at a rate of 5.0% per annum, payable on June 30, 2023 and semi-annually thereafter, and will mature on December 28, 2027, unless earlier redeemed or converted. At any time between the six-month anniversary date of December 28, 2022 (which may be earlier in case of the limited event provided for in the indenture) and before the close of business on December 28, 2027, Kufu Company Inc., as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of 40 share options, and one share option is attached to each bond equivalent to ¥12,500,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥755. The bond holder may also exercise its put option to demand the redemption of the bonds by the Company, in whole or in part, any time after the six-month anniversary date of December 28, 2022. On November 1, 2024, the Company and Kufu Company Inc. agreed to amend the terms of the bonds to shorten the maturity date to December 31, 2025.

The Company issued corporate convertible bonds in the aggregate amount of ¥300,000 thousand to Triple One Investment Partnership, a Japanese investment limited partnership, in October 2024. The bonds are unsecured, accrue interest at a rate of 2.0% per annum, and will mature on October 29, 2027, unless earlier redeemed or converted. At any time between October 25, 2024 and before the close of business on October 29, 2027, Triple One Investment Partnership, as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of three share options, and one share option is attached to each bond equivalent to ¥100,000,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥957.

The carrying value of the Company’s borrowings as of December 31, 2024 and 2023 are as follow:

	Thousands of Yen
	2024	2023
Short-term borrowings	¥491,667	¥400,000
Borrowings (Due through 2035 with weighted average interest rates of 0.23% as of December 31, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)	555,012	651,217
Corporate convertible bonds	830,000	500,000
Current portion of corporate convertible bonds	(530,000)	―
Current portion of borrowings	(582,479)	(500,415)
Borrowings, net of current portion	¥764,200	¥1,050,802

The carrying value of the Company’s borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt. As of December 31, 2024 and 2023, the Company did not have any borrowings measured at fair value.

The following is a summary of maturities of borrowings (excluding short-term borrowings) and corporate convertible bonds subsequent to December 31, 2024:

Thousands of Yen
Year ending December 31:
2025	¥620,813
2026	94,587
2027	394,627
2028	94,664
2029	93,020
2030 and thereafter	87,301
Total	¥1,385,012

The Company has short-term and long-term borrowings. These borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of Parent (holds 23.85% of common stock and all Class A common stock as of December 31, 2024) is a guarantor for five bank loans on behalf of the Company. As of December 31, 2024, the outstanding amount of loans guaranteed by Mr. Eguchi was ¥204,050 thousand. Kazuyoshi Takahashi, the representative director of ZACC, is the guarantor for three bank loans on behalf of ZACC, which were borrowed by ZACC from two banks prior to the acquisition of ZACC. As of December 31, 2024, Mr. Takahashi’s guarantee has not been released and the outstanding amount of loans guaranteed by Mr. Takahashi was ¥37,171 thousand. None of the borrowing agreements contain any financial covenants.

In addition, the Company entered into a 200 million yen credit facility agreement with a bank on August 7, 2023. As of December 31, 2023, the Company had used 200 million yen of the credit facility. On May 31, 2024, the Company renewed the 200 million yen credit facility agreement, which had reached its maturity date. The credit facility agreement was extended for an additional year on the same terms, with a fixed interest rate of 1.475% and a new maturity date of May 30, 2025.